Quarterly Holdings Report
for
Fidelity® SAI International SMA Completion Fund
July 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
ISM-NPRT3-0924
1.9893101.105
Common Stocks - 98.8%
	Shares	Value ($)
Australia - 3.3%
Aristocrat Leisure Ltd.	389,887	13,824,289
CAR Group Ltd.	158,560	3,613,607
Steadfast Group Ltd.	2,013,426	8,545,253
TOTAL AUSTRALIA		25,983,149
Belgium - 2.6%
UCB SA	121,600	20,352,188
Canada - 11.6%
Alimentation Couche-Tard, Inc. (multi-vtg.)	445,100	27,438,135
Constellation Software, Inc.	13,236	41,762,829
Constellation Software, Inc. warrants 3/31/40 (a)(b)	10,836	1
Ivanhoe Mines Ltd. (a)(c)	1,427,400	18,661,189
MEG Energy Corp.	130,900	2,712,526
TOTAL CANADA		90,574,680
France - 4.2%
Capgemini SA	51,685	10,260,686
Sartorius Stedim Biotech	19,300	3,863,129
Thales SA	119,000	18,925,360
TOTAL FRANCE		33,049,175
Germany - 3.0%
Hannover Reuck SE	93,982	23,363,251
India - 6.4%
Axis Bank Ltd.	479,278	6,675,036
HDFC Bank Ltd.	897,778	17,349,091
Reliance Industries Ltd.	717,571	25,803,839
TOTAL INDIA		49,827,966
Indonesia - 2.7%
PT Bank Central Asia Tbk	18,643,987	11,781,486
PT Bank Rakyat Indonesia (Persero) Tbk	32,421,538	9,328,976
TOTAL INDONESIA		21,110,462
Ireland - 3.3%
Kingspan Group PLC (Ireland)	270,807	25,322,188
Italy - 1.8%
FinecoBank SpA	438,676	7,453,687
Prysmian SpA	96,800	6,656,565
TOTAL ITALY		14,110,252
Japan - 22.6%
BayCurrent Consulting, Inc.	217,800	6,607,930
Capcom Co. Ltd.	451,300	9,646,291
Fast Retailing Co. Ltd.	67,600	18,633,866
Fuji Electric Co. Ltd.	207,300	11,659,982
Itochu Corp.	763,666	39,163,433
Keyence Corp.	73,224	32,017,955
Mitsubishi Heavy Industries Ltd.	3,002,500	35,988,217
Renesas Electronics Corp.	1,345,900	23,181,610
TOTAL JAPAN		176,899,284
Korea (South) - 1.2%
Samsung Electronics Co. Ltd.	152,284	9,327,435
Netherlands - 3.2%
BE Semiconductor Industries NV	99,600	12,843,429
IMCD NV	86,510	12,452,185
TOTAL NETHERLANDS		25,295,614
Portugal - 1.2%
Galp Energia SGPS SA	443,300	9,333,759
Spain - 3.3%
CaixaBank SA	4,370,005	25,486,923
Sweden - 11.6%
Atlas Copco AB (A Shares)	785,700	13,983,620
Indutrade AB	1,213,506	35,626,031
Investor AB (B Shares)	1,436,104	40,739,588
TOTAL SWEDEN		90,349,239
Switzerland - 4.4%
Partners Group Holding AG	7,370	9,945,617
Sika AG	80,704	24,530,706
TOTAL SWITZERLAND		34,476,323
United Kingdom - 8.1%
B&M European Value Retail SA	3,080,487	18,537,322
Big Yellow Group PLC	429,000	6,673,162
Games Workshop Group PLC	42,200	5,587,772
RS GROUP PLC	1,018,100	10,706,135
Sage Group PLC	1,558,500	21,758,332
TOTAL UNITED KINGDOM		63,262,723
United States of America - 4.3%
CRH PLC	100,900	8,647,130
Schneider Electric SA	104,700	25,236,392
TOTAL UNITED STATES OF AMERICA		33,883,522
TOTAL COMMON STOCKS (Cost $636,563,013)		772,008,133

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	8,470,547	8,472,241
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	15,114,049	15,115,560
TOTAL MONEY MARKET FUNDS (Cost $23,587,801)		23,587,801

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $660,150,814)	795,595,934
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(13,965,496)
NET ASSETS - 100.0%	781,630,438

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	68,161,995	167,530,776	227,220,374	1,750,445	(156)	-	8,472,241	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	40,509,282	25,393,722	10,776	-	-	15,115,560	0.1%
Total	68,161,995	208,040,058	252,614,096	1,761,221	(156)	-	23,587,801

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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